Related party transactions and Directors remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Amounts included in the Group and Bank financial statements, by category
Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Associates	Pension funds
	£m	£m	£m	£m
For the year ended and as at 31 December 2022
Total income	(751)	199	(2)	3
Operating expenses	(69)	(3,459)	—	(1)
Total assets	1,575	9,056	—	3
Total liabilities	40,827	6,668	407	166
For the year ended and as at 31 December 2021
Total income	(611)	20	—	3
Operating expenses	(64)	(3,195)	—	(1)
Total assets	6,491	909	—	3
Total liabilities	32,141	3,962	177	81

Related party transactions Loans and deposits outstanding	Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2022	2021
	£m	£m
As at 1 January	—	—
Loans issued during the year[a]	0.1	—
Loan repayments during the year[b]	0.1	—
As at 31 December	—	—
Notes
aIncludes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.
bIncludes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

Deposits outstanding
	2022	2021
	£m	£m
As at 1 January	2.1	3.4
Deposits received during the year[a]	9.4	9.0
Deposits repaid during the year[b]	(9.5)	(10.3)
As at 31 December	2.0	2.1
Notes
aIncludes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
bIncludes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Remuneration of Directors and other Key Management Personnel

	2022	2021
	£m	£m
Salaries and other short-term benefits	44.2	35.2
Pension costs	0.2	0.2
Other long-term benefits	12.1	8.5
Share-based payments	16.5	13.2
Employer social security charges on emoluments	7.5	6.0
Costs recognised for accounting purposes	80.5	63.1
Employer social security charges on emoluments	(7.5)	(6.0)
Other long-term benefits – difference between awards granted and costs recognised	0.1	3.3
Share-based payments – difference between awards granted and costs recognised	4.2	6.1
Total remuneration awarded	77.3	66.5

Disclosure required by the Companies Act 2006
The following information regarding the Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2022	2021
	£m	£m
Aggregate emoluments[a]	7.1	6.3
Amounts paid under LTIPs[b]	0.4	1.2
	7.5	7.5
Notes
aThe aggregate emoluments include amounts paid for the 2022 year. In addition, deferred share awards for 2022 with a total value at grant of £2.3m (2021: £1.4m) will be made to Directors which will only vest subject to meeting certain conditions.
bThe figure above for "Amounts paid under LTIPs" for 2022 relates to LTIP awards that were released to Directors in 2022. Dividend shares released on the awards are excluded (where applicable).
Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2022	2021
	£m	£m
Aggregate emoluments[a]	3.6	2.1
Amounts paid under LTIPs	—	0.7
	3.6	2.8
Note
aThe aggregate emoluments include amounts paid for the 2022 year. In addition, a deferred share award for 2022 with a value at grant of £1.5m (2021: £nil) will be made to the highest paid Director which will only vest subject to meeting certain conditions.